PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Subtotal	$ 4,670,923	$ 4,674,619
Less: accumulated depreciation and amortization	(1,288,850)	(1,084,461)
Less impairment	(44,740)	(45,407)
Total	3,337,333	3,544,751
Building [Member]
Property, Plant and Equipment [Line Items]
Subtotal	4,322,359	4,322,359
Electronic Devices [Member]
Property, Plant and Equipment [Line Items]
Subtotal	306,155	310,724
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Subtotal	41,215	40,324
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 1,194	$ 1,212